RELATED-PARTYTRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Virginia Electric and Power Company
Schedule of Related Party Transactions

Presented below are significant transactions with DES and other affiliates:

Year Ended December 31,	2017	2016	2015
(millions)
Commodity purchases from affiliates	$674	$571	$555
Services provided by affiliates(1)	453	454	422
Services provided to affiliates	25	22	22

(1)	Includes capitalized expenditures of $144 million, $144 million and $143 million for the year ended December 31, 2017, 2016 and 2015, respectively.

Dominion Energy Gas Holdings, LLC
Schedule of Related Party Transactions

Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable. The costs of these services follow:

Year Ended December 31,	2017	2016	2015
(millions)
Purchases of natural gas and transportation and storage services from affiliates	$5	$9	$10
Sales of natural gas and transportation and storage services to affiliates	70	69	69
Services provided by related parties(1)	143	141	133
Services provided to related parties(2)	156	128	101

(1)	Includes capitalized expenditures of $45 million, $49 million and $57 million for the year ended December 31, 2017, 2016 and 2015, respectively.
(2)	Amounts primarily attributable to Atlantic Coast Pipeline.

The following table presents affiliated and related party balances reflected in Dominion Energy Gas’ Consolidated Balance Sheets:

At December 31,	2017	2016
(millions)

Other receivables(1)	$12	$10
Customer receivables from related parties	1	1
Imbalances receivable from affiliates	1	2
Imbalances payable to affiliates(2)	—	4
Affiliated notes receivable(3)	20	18

(1)	Represents amounts due from Atlantic Coast Pipeline, a related party VIE.
(2)	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
(3)	Amounts are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.